Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Mar. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	11,421,393	10,000,000
Ordinary shares, outstanding	11,421,393	10,000,000